UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 28, 2013

1.814091.108

CTF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Connecticut - 92.1%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,496,141
4.5% 8/15/21	1,225,000	1,384,115
4.5% 8/15/22	1,325,000	1,491,632
5% 8/15/18	1,500,000	1,770,930
5% 8/15/19	750,000	877,950
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	877,320
Series 2010 B, 4% 10/15/19	1,110,000	1,293,139
Bridgeport Gen. Oblig.:
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,400,045
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,784,371
5% 12/1/17 (FSA Insured)	1,830,000	2,069,126
5% 12/1/18 (FSA Insured)	1,635,000	1,839,097
Series 2012 A:
5% 2/15/23	3,510,000	4,153,769
5% 2/15/24	2,490,000	2,925,053
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,792,688
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (a)(b)	5,000,000	5,029,550
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	5,200,750
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,340,434
Series 2006 D:
5% 11/1/24	17,980,000	20,429,955
5% 11/1/25	10,000,000	11,339,600
Series 2006 F, 5% 12/1/21	14,000,000	16,038,820
Series 2007 D, 5% 12/1/19	1,745,000	2,061,909
Series 2008 A, 5% 4/15/27	5,000,000	5,762,000
Series 2008 B, 5% 4/15/28	4,000,000	4,582,280
Series 2011 D:
5% 11/1/24	4,810,000	5,874,549
5% 11/1/25	10,000,000	12,142,800
Series 2012 B:
5% 4/15/24	11,875,000	14,628,338
5% 4/15/25	7,460,000	9,127,534
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2012 C, 5% 6/1/22	$ 3,020,000	$ 3,798,103
Series 2012 D:
5% 9/15/31	3,250,000	3,877,250
5% 9/15/32	4,860,000	5,766,584
Series A:
5% 2/15/28	2,500,000	2,894,050
5% 2/15/29	2,500,000	2,886,525
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,408,300
Series M, 5% 7/1/34	1,000,000	1,087,910
Series O, 5% 7/1/40	2,000,000	2,166,660
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,279,898
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,236,280
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,915,000	2,290,149
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,334,980
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,279,740
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,124,480
5% 7/1/18	1,000,000	1,137,180
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,906,149
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,490,170
5% 7/1/30	2,000,000	2,319,540
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,085,820
(Yale Univ. Proj.):
Series Y1, 5% 7/1/35	5,000,000	5,421,750
Series Z1, 5% 7/1/42	3,335,000	3,704,952
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,498,495
5% 7/1/18 (AMBAC Insured)	3,020,000	3,388,410
5% 7/1/19 (AMBAC Insured)	2,035,000	2,274,784
5% 7/1/31 (AMBAC Insured)	5,000,000	5,344,800
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	4,790,000	4,892,506
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series 2011 M, 5.375% 7/1/41	$ 5,485,000	$ 6,162,727
Series 2013 N, 5% 7/1/24	400,000	487,620
Series 2013 N, 5% 7/1/25	300,000	362,388
Series A:
5% 7/1/20	4,855,000	5,585,241
5% 7/1/21	800,000	922,120
5% 7/1/41	3,000,000	3,201,660
Series C:
5% 7/1/20	465,000	557,814
5% 7/1/22	425,000	515,215
5% 7/1/24	1,000,000	1,194,770
Series D:
5% 7/1/21	2,975,000	3,540,429
5% 7/1/23	3,335,000	3,918,258
Series G, 5% 7/1/39	1,000,000	1,125,660
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,633,821
Series H1, 5% 7/1/41	1,250,000	1,384,300
Series J:
5% 11/1/24	1,390,000	1,673,310
5% 11/1/25	1,465,000	1,752,199
Series N:
5% 7/1/20	1,250,000	1,443,400
5% 7/1/21	610,000	696,821
5% 7/1/21	1,940,000	2,225,335
5% 7/1/22	2,035,000	2,321,426
5% 7/1/23	1,500,000	1,662,300
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Series 2012 A:
5% 1/1/23	1,380,000	1,672,256
5% 1/1/25	875,000	1,045,669
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (b)	1,520,000	1,590,376
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,328,314
5% 8/1/27 (AMBAC Insured)	2,000,000	2,269,860
Series 2008 A, 5% 11/1/21	5,000,000	5,924,550
Series 2009 1, 5% 2/1/17	9,000,000	10,465,650
Series 2010 C, 5% 11/1/20	1,085,000	1,346,257
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2011 A, 5% 12/1/25	$ 5,000,000	$ 6,076,300
Series 2012 A:
5% 1/1/24	2,855,000	3,520,700
5% 1/1/25	4,000,000	4,897,240
5% 1/1/26	10,000,000	12,155,300
5% 1/1/28	1,000,000	1,199,150
Connecticut State Revolving Fund Gen. Rev.:
Series 2008 A, 5% 2/1/17	3,000,000	3,508,770
Series 2009 A:
5% 6/1/23	1,750,000	2,086,998
5% 6/1/25	7,210,000	8,532,891
5% 6/1/26	2,000,000	2,355,360
Danbury Gen. Oblig.:
Series 2010 B, 5% 7/1/20	1,220,000	1,505,504
Series 2011:
5% 7/15/22	1,000,000	1,235,100
5% 7/15/23	1,300,000	1,589,913
5% 7/15/24	410,000	499,675
5% 7/15/25	350,000	425,355
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	293,795
4% 7/15/18	535,000	614,046
4% 7/15/19	335,000	387,608
4% 7/15/21	360,000	415,174
4% 7/15/22	325,000	370,474
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	956,505
5% 7/1/18	350,000	416,378
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,880,460
5% 7/1/18	1,000,000	1,215,490
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	803,026
4% 9/15/19	500,000	539,175
4% 9/15/20	250,000	268,025
Series A:
4% 9/15/20	1,445,000	1,668,831
4% 9/15/21	905,000	1,031,890
5% 9/15/19	325,000	400,940
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,070,120
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,089,720
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,471,864
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,866,294
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,838,737
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,166,460
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,193,280
5% 4/1/21 (FSA Insured)	2,000,000	2,400,620
5% 4/1/22 (FSA Insured)	1,000,000	1,207,190
5% 4/1/24	2,500,000	2,909,600
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,420,787
5% 8/1/15	1,000,000	1,104,670
5% 8/1/17	2,680,000	3,147,204
Monroe Gen. Oblig. Series 2009:
4% 5/1/13	500,000	503,010
4% 5/1/14	800,000	834,592
5% 5/1/15	500,000	546,365
5% 5/1/16	1,000,000	1,130,270
5% 5/1/18	500,000	596,085
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,350,513
5% 6/15/17 (AMBAC Insured) (b)	775,000	780,069
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,760,000	2,092,464
New Canaan Gen. Oblig. Series 2009 A, 5% 4/1/19	1,015,000	1,242,878
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	31,394
Series 2005, 5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,837,768
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.: - continued
Series 2006:
5% 11/1/15 (AMBAC Insured)	$ 2,575,000	$ 2,842,800
5% 11/1/16 (AMBAC Insured)	6,750,000	7,667,190
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,165,460
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,268,160
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,382,560
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,436,756
5% 11/1/17	1,900,000	2,197,920
5% 11/1/18	2,005,000	2,354,371
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,668,554
New Milford Gen. Oblig. Series 2004:
5% 1/15/16 (AMBAC Insured)	1,025,000	1,147,447
5% 1/15/17 (AMBAC Insured)	1,025,000	1,181,999
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	722,358
Norwalk Gen. Oblig.:
Series 2010 B:
4.5% 7/1/21	1,465,000	1,744,039
5% 7/1/23	975,000	1,174,758
5% 7/1/26	625,000	744,600
Series 2011 A:
4% 7/1/22	1,000,000	1,153,440
4% 7/1/23	1,000,000	1,141,900
4% 7/1/24	1,000,000	1,137,810
Oxford Gen. Oblig. Series 2011:
4% 8/1/19	500,000	585,730
4% 8/1/20	200,000	232,416
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	600,000	684,024
4% 7/15/21	600,000	679,992
4% 7/15/22	600,000	672,150
4% 7/15/23	600,000	667,404
Reg'l. School District #15:
4% 7/1/16	750,000	828,263
4% 7/1/22	1,520,000	1,727,176
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,703,760
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Eighteenth Series B: - continued
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,510,000	$ 1,711,253
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,882,024
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,252,060
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,489,641
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	27,714,242
Twenty-Seventh Series, 5% 8/1/30	4,355,000	5,185,978
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,352,358
5% 7/1/18	3,600,000	4,371,588
Series 2011, 4% 7/1/23	1,045,000	1,206,202
Trumbull Gen. Oblig. Series 2009:
4% 9/15/17	850,000	966,654
4% 9/15/19	400,000	464,392
4% 9/15/20	525,000	601,052
4% 9/15/21	500,000	566,800
Univ. of Connecticut Gen. Oblig.:
Series 2010 A, 5% 2/15/29	2,805,000	3,310,181
Series 2011 A, 5% 2/15/27	3,000,000	3,585,030
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,259,200
5% 11/15/23	2,700,000	3,388,878
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,324,511
4% 8/1/22	1,000,000	1,134,070
4.25% 8/1/21	1,000,000	1,167,630
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,275,742
Series 2009 B:
4.5% 7/1/20	1,375,000	1,613,838
5% 7/1/18	2,635,000	3,164,793
5% 7/1/19	1,000,000	1,219,780
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/20	2,195,000	2,760,454
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
West Hartford Gen. Oblig. Series 2010 A: - continued
5% 7/1/21	$ 1,000,000	$ 1,240,260
5% 7/1/22	1,210,000	1,484,731
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,642,093
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,158,450
5% 8/1/22	2,000,000	2,435,640
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	898,656
Series 2009, 5% 2/1/21	480,000	575,501
Series 2010:
4% 11/1/20	1,050,000	1,255,937
4% 11/1/21	1,000,000	1,178,570
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	357,741
5% 1/15/20	350,000	431,634
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	600,591
4% 7/15/19	500,000	559,760
4% 7/15/20	460,000	510,421
		537,512,506
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,026,430
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,274,900
		2,301,330
Puerto Rico - 6.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	2,035,000	2,587,503
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	513,430
Series CC, 5.25% 7/1/33	2,495,000	2,749,390
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,040,764
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,518,085
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,178,080
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	273,060
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,184,680
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,311,650
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,354,652
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	886,048
Series VV, 5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,660,175
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,220,980
		35,478,497
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,503,913
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $541,099,595)	577,796,246
NET OTHER ASSETS (LIABILITIES) - 1.0%	5,776,638
NET ASSETS - 100%	$ 583,572,884
Security Type Abbreviations
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $541,099,595. Net unrealized appreciation aggregated $36,696,651, of which $37,203,632 related to appreciated investment securities and $506,981 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 28, 2013

1.814102.108

NJT-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Guam - 0.3%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	$ 1,500,000	$ 1,764,360
New Jersey - 86.4%
Atlantic City Gen. Oblig. Series 2012, 5% 11/1/19	6,425,000	7,421,068
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	2,540,000	2,845,841
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,647,150
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,540,566
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,068
5.25% 8/15/17	20,000	20,071
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,395,171
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,708,722
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,701,008
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,242,350
5% 11/1/23	1,000,000	1,228,670
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,261,399
5% 3/1/21	1,000,000	1,217,190
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,140,620
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	1,635,000	1,326,541
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,712,450
Series 2005 B, 6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	13,287,389
Series 2012 A, 5% 11/1/22	6,600,000	8,357,052
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,388,604
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,420,000	$ 2,633,976
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,689,090
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,797,710
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,347,400
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,808,945
Lenape Reg'l. High School District 7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,052,730
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	881,070
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16 (Pre-Refunded to 9/15/13 @ 100)	1,360,000	1,396,135
5.25% 9/15/17 (Pre-Refunded to 9/15/13 @ 100)	2,000,000	2,053,140
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,933,198
5% 8/1/28	4,000,000	4,818,560
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	25,958
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,695,761
5% 9/1/26	600,000	692,562
5% 9/1/27	440,000	506,317
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (a)	3,000,000	3,210,240
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,722,180
Series 2005 K:
5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,364,230
5.5% 12/15/19	8,000,000	9,978,800
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	6,409,200
Series 2005 O:
5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	2,700,000	2,948,049
5.125% 3/1/30 (Pre-Refunded to 3/1/15 @ 100)	2,175,000	2,380,211
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	3,000,000	3,290,460
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	2,800,000	3,071,096
5.25% 3/1/22 (Pre-Refunded to 3/1/15 @ 100)	15,700,000	17,220,074
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	$ 9,000,000	$ 9,871,380
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	9,000,000	9,871,380
Series 2005 P:
5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	6,800,000	7,594,920
5.25% 9/1/26 (Pre-Refunded to 9/1/15 @ 100)	8,000,000	8,959,920
Series 2006 S, 5% 9/1/36	9,000,000	9,794,430
Series 2007 U, 5% 9/1/37	2,000,000	2,206,580
Series 2012 II, 5% 3/1/26	5,000,000	5,855,800
Series 2012, 5% 6/15/20	5,000,000	5,848,600
Series 2013 NN, 5% 3/1/27	20,000,000	23,543,795
Series 2013, 5% 3/1/23	5,500,000	6,741,460
6% 12/15/34	1,945,000	2,350,922
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	955,000	1,227,356
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	5,468,700
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,106,220
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	177,303
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	1,975,000	2,101,183
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,240,180
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,145,690
5% 7/1/13	250,000	253,895
5% 7/1/14	235,000	249,596
5% 7/1/15	235,000	259,962
5% 7/1/17	490,000	579,548
5% 7/1/18	250,000	303,438
5% 7/1/19	200,000	247,096
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	5,484,050
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,820,250
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	5,164,396
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	$ 4,000,000	$ 4,446,800
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,995,489
Series 2012 A:
5% 7/1/18	1,000,000	1,181,740
5% 7/1/19	1,000,000	1,194,350
Series 2012 B:
5% 7/1/37	750,000	846,428
5% 7/1/42	1,100,000	1,226,522
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,733,700
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	115,281
5% 9/1/17	4,770,000	5,509,684
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	34,641
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	6,097,200
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,132,920
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,765,000	4,218,871
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,921,702
Series 2010, 5% 1/1/34	2,000,000	2,115,820
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,445,100
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,297,351
5% 3/1/21	2,680,000	3,018,591
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,697,857
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,779,520
Series 2008 A, 5.25% 10/1/38	5,965,000	6,568,419
Series 2008, 6.625% 7/1/38	10,745,000	12,435,403
Series 2009 A, 5.75% 10/1/31	4,000,000	4,649,040
Series 2011:
5% 7/1/19	1,500,000	1,782,630
5% 7/1/23	2,500,000	2,964,200
5% 7/1/24	2,000,000	2,342,620
5% 7/1/25	2,265,000	2,630,911
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2012 A:
5% 7/1/18	$ 795,000	$ 921,795
5% 7/1/22	1,400,000	1,676,514
5% 7/1/23	1,000,000	1,182,970
5% 7/1/24	2,000,000	2,344,400
5% 7/1/25	1,000,000	1,163,320
Series 2012 II, 5% 7/1/42	1,000,000	1,076,320
Series 2012, 5% 7/1/21	2,325,000	2,659,591
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/17	2,500,000	2,853,225
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,468,613
5% 7/1/42	5,000,000	5,698,650
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	6,175,000	6,266,575
Series 2007 1A, 5% 6/1/15	1,000,000	1,082,290
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	1,945,000	2,122,773
6.5% 1/1/16 (Escrowed to Maturity)	4,820,000	5,319,497
Series 2005 C:
6.5% 1/1/16	385,000	444,706
6.5% 1/1/16 (Escrowed to Maturity)	190,000	222,315
Series 2009 E, 5.25% 1/1/40	10,600,000	11,876,982
Series 2009 G, 5% 1/1/17	3,745,000	4,296,227
Series 2009 I, 5% 1/1/35	5,000,000	5,619,150
Series 2012 B, 5% 1/1/24	2,650,000	3,228,893
6.5% 1/1/16 (Escrowed to Maturity)	210,000	245,070
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,441,508
Series 2004 B:
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,479,280
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,195,699
Series 2005 B:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	11,029,162
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,496,436
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2005 B:
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,235,000	$ 19,132,570
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	10,928,500
Series 2005 D, 5% 6/15/20	4,000,000	4,334,800
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,825,900
0% 12/15/34	4,000,000	1,507,960
Series 2008 A:
0% 12/15/35	12,055,000	4,249,870
0% 12/15/36	25,000,000	8,302,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,998,357
Series 2009 A:
0% 12/15/36	1,915,000	635,991
0% 12/15/38	13,900,000	4,092,577
0% 12/15/39	18,895,000	5,250,354
Series 2010 A, 0% 12/15/30	14,750,000	6,887,365
Series 2010 A3, 0% 12/15/34	10,775,000	4,062,067
Series 2011 A, 5.25% 6/15/25	6,000,000	7,201,800
Series 2011 B:
5.25% 6/15/25	3,185,000	3,809,833
5.25% 6/15/26	2,000,000	2,382,500
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,628,284
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,246,560
Newark Gen. Oblig.:
Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	2,849,940
Series 2013 A:
5% 7/15/17	2,000,000	2,311,800
5% 7/15/18	3,130,000	3,685,168
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100)	2,500,000	2,607,725
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,475,280
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,901,080
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003: - continued
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,034,420
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,516,700
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	390,000	393,787
Series 2009 F:
5% 5/1/30	1,500,000	1,735,845
5% 5/1/39	9,500,000	10,639,620
Series 2010 I, 5% 5/1/29	1,110,000	1,286,812
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,253,140
		595,821,178
New Jersey/Pennsylvania - 2.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100)	1,300,000	1,321,086
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,164,139
Series 2012 A:
5% 7/1/21	600,000	724,068
5% 7/1/24	1,200,000	1,435,920
5% 7/1/25	1,100,000	1,307,240
5% 7/1/26	500,000	591,940
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,473,850
Series 2010 D, 5% 1/1/40	4,000,000	4,363,680
		16,381,923
New York & New Jersey - 4.0%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,000,000
136th Series, 5.25% 11/1/16 (b)	2,800,000	2,974,104
141st Series:
5% 9/1/18 (b)	6,000,000	6,588,480
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,616,168
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
163rd Series, 5% 7/15/35	$ 3,255,000	$ 3,693,514
166th Series, 5% 1/15/41	5,000,000	5,624,650
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,292,530
		27,789,446
Puerto Rico - 3.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.75% 7/1/37	2,100,000	2,167,074
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,184,480
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,184,680
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,438,450
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,876,086
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,107,560
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	431,403
0% 8/1/47 (AMBAC Insured)	1,000,000	143,650
Series 2009 A, 6.5% 8/1/44	1,500,000	1,676,760
Series 2010 C, 6% 8/1/39	2,200,000	2,433,486
Series 2011 C, 0% 8/1/38	23,300,000	5,784,458
		25,428,087
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,160,020
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/24	$ 500,000	$ 549,220
Series 2009 B, 5% 10/1/25	1,200,000	1,315,164
		3,024,404
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $618,600,895)	670,209,398
NET OTHER ASSETS (LIABILITIES) - 2.8%	19,065,598
NET ASSETS - 100%	$ 689,274,996
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $618,616,083. Net unrealized appreciation aggregated $51,593,315, of which $52,271,203 related to appreciated investment securities and $677,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013